Cover Document	Jul. 19, 2021
Cover [Abstract]
Document Type	8-K/A
Document Period End Date	Jul. 19, 2021
Entity Registrant Name	HERMAN MILLER, INC.
Entity Incorporation, State or Country Code	MI
Entity File Number	001-15141
Entity Tax Identification Number	38-0837640
Entity Address, Address Line One	855 East Main Avenue
Entity Address, City or Town	Zeeland
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	49464
City Area Code	616
Local Phone Number	654-3000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.20 per share
Trading Symbol	MLHR
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Amendment Description	EXPLANATORY NOTE This Amendment No. 1 on Form 8-K/A (“Form 8-K/A”) amends the Current Report on Form 8-K filed by Herman Miller, Inc. (the “Company”) with the Securities and Exchange Commission (“SEC”) on July 20, 2021 (“July Form 8-K”). The July Form 8-K reported the completion of the Company’s previously announced acquisition of Knoll, Inc., a Delaware corporation (“Knoll”), pursuant to the Agreement and Plan of Merger, dated as of April 19, 2021, by and among the Company, Heat Merger Sub, Inc., a Delaware corporation and a wholly owned subsidiary of the Company (“Merger Sub”), and Knoll, pursuant to which Merger Sub merged with and into Knoll (the “Merger”), with Knoll surviving the Merger as a wholly-owned subsidiary of Herman Miller.As permitted under Item 9.01 of SEC Form 8-K, this Form 8-K/A amends and supplements the July Form 8-K solely to provide the historical financial statements and the pro forma financial information required under Item 9.01 of SEC Form 8-K within 71 calendar days after the date on which the July Form 8-K was required to be filed.
Entity Central Index Key	0000066382
Amendment Flag	true